Average Annual Total Returns - Invesco VI High Yield Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes). 1 Year	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes). 5 Years	Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Cap Index (reflects no deduction for fees, expenses or taxes). 10 Years	Lipper VUF High Yield Bond Funds Classification Average 1 Year	Lipper VUF High Yield Bond Funds Classification Average 5 Years	Lipper VUF High Yield Bond Funds Classification Average 10 Years
Total	May 01, 1998	3.32%	6.03%	5.27%	Mar. 26, 2002	2.90%	5.71%	4.99%	7.51%	4.44%	3.84%	7.05%	8.57%	6.79%	4.99%	6.88%	5.78%